LEASE LIABILITIES	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
LEASE LIABILITIES

11.	LEASE LIABILITIES

The Company leases certain assets under lease agreements. The lease liabilities consist of leases of facilities and vehicles with terms ranging from one to five years. The leases are calculated using incremental borrowing rates ranging from 7.5% to 13.25%. Extension options are included in a majority of the leases with options that are only exercisable by the Company and not the other party.

As at	Total
Balance at December 31, 2022	$378,643
Interest expense	96,423
Additions	734,903
Lease payments	(423,410)
Foreign exchange translation	3,464
Balance at December 31, 2023	790,023
Interest expense	38,057
Lease payments	(205,746)
Foreign exchange translation	(3,812)
Balance at June 30, 2024	$618,522

Which consists of:

	June 30, 2024	December 31, 2023
Current lease liability	$264,036	$362,001
Non-current lease liability	354,486	428,022
Ending balance	$618,522	$790,023

Maturity analysis	Total
Less than one year	$313,080
One to three years	308,582
Four to five years	93,387
Total undiscounted lease liabilities	715,049
Amount representing interest	(96,527)
$618,522

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Six Months Ended June 30, 2024

Expressed in Canadian Dollars (unaudited)